Loans to and Investments in Associated Companies - National Beef (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 29, 2019	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Schedule of Equity Method Investments [Line Items]
Distributions from associated companies			$ 115,381	$ 64,493	$ 467,157
Disposal group, disposed of by sale, not discontinued operations | National Beef
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	31.00%	31.00%
Proceeds from sale of associated companies, including distributions	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Gain on sale of associated companies					$ 205,000